Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accrued payroll	91,993,195	63,374,911	9,103,236
Tax payables	166,802,584	334,442,889	48,039,715
Payable to suppliers	57,353,842	27,252,968	3,914,644
Payable to external service providers	52,443,595	61,658,863	8,856,742
Payable to funding partner	66,198,839	74,271,550	10,668,441
Others	72,694,382	157,264,521	22,589,634

	507,486,437	718,265,702	103,172,412